PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 981	¥ 7,117	¥ 17,690